ACCOUNTS RECEIVABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
ACCOUNTS RECEIVABLE
Scheduele of Accounts Receivable
	September 30,	December 31,
	2023	2022

Accounts receivable	$670,321	$478,680
Accounts receivable - related parties	-	5,100
Allowance for doubtful accounts	(115,977)	(247,410)
Total accounts receivable	$554,344	$236,370

	December 31,	December 31
	2022	2021

Accounts receivable	$478,680	$144,246
Accounts receivable, related parties*	5,100	137,297
Allowance for doubtful accounts	(247,410)	-
Total accounts receivable	$236,370	$281,543